Taxation (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Taxation (Textual)
Withholding tax rate	3.00%	3.00%
Hong Kong [Member]
Taxation (Textual)
Corporate income tax rate		16.50%
Thailand [Member]
Taxation (Textual)
Corporate income tax rate		20.00%
VAT service percentage		7.00%